17. Loans and financing (Details 1) R$ in Thousands	12 Months Ended
Dec. 31, 2020 BRL (R$)
DisclosureOfLoansAndFinancingLineItems [Line Items]
Principal amount	R$ 1,837,904
New Funding On April 20, 2020 [member] | Gol linhas aereas S.A. ("GLA") [member]
DisclosureOfLoansAndFinancingLineItems [Line Items]
Transaction date	20-Apr-20
Principal amount	R$ 21,195
Interest rate (p.a.)	8.52%
Maturity Date	20-Jul-20
New Funding On April 20, 2020 [member] | Gol linhas aereas S.A. ("GLA") [member]
DisclosureOfLoansAndFinancingLineItems [Line Items]
Transaction date	20-Apr-20
Principal amount	R$ 72,000
Interest rate (p.a.)	10.03%
Maturity Date	20-Jul-20
New Funding On April 20, 2020 [member] | Gol linhas aereas S.A. ("GLA") [member]
DisclosureOfLoansAndFinancingLineItems [Line Items]
Transaction date	20-Apr-20
Principal amount	R$ 94,830
Interest rate (p.a.)	8.99%
Maturity Date	18-Aug-20
New Funding On May 8, 2020 [member] | Gol linhas aereas S.A. ("GLA") [member]
DisclosureOfLoansAndFinancingLineItems [Line Items]
Transaction date	08-May-20
Principal amount	R$ 147,871
Interest rate (p.a.)	CDI + 6.9%
Maturity Date	07-Aug-20
New Funding On May 11, 2020 [member] | Gol linhas aereas S.A. ("GLA") [member]
DisclosureOfLoansAndFinancingLineItems [Line Items]
Transaction date	11-May-20
Principal amount	R$ 10,013
Interest rate (p.a.)	8.60%
Maturity Date	10-Aug-20
New Funding On May 13, 2020 [member] | Gol linhas aereas S.A. ("GLA") [member]
DisclosureOfLoansAndFinancingLineItems [Line Items]
Transaction date	13-May-20
Principal amount	R$ 24,000
Interest rate (p.a.)	CDI + 8%
Maturity Date	12-Mar-21
New Funding On May 15, 2020 [member] | Gol linhas aereas S.A. ("GLA") [member]
DisclosureOfLoansAndFinancingLineItems [Line Items]
Transaction date	15-May-20
Principal amount	R$ 254,468
Interest rate (p.a.)	CDI + 2.5%
Maturity Date	09-Nov-20
New Funding On October 7, 2020 [member] | Gol linhas aereas S.A. ("GLA") [member]
DisclosureOfLoansAndFinancingLineItems [Line Items]
Transaction date	07-Oct-20
Principal amount	R$ 59,795
Interest rate (p.a.)	8.58%
Maturity Date	07-Dec-20
New Funding On October 23, 2020 [member] | Gol linhas aereas S.A. ("GLA") [member]
DisclosureOfLoansAndFinancingLineItems [Line Items]
Transaction date	23-Oct-20
Principal amount	R$ 10,000
Interest rate (p.a.)	6.90%
Maturity Date	23-Oct-25
New Funding On November 26, 2020 [member] | Gol linhas aereas S.A. ("GLA") [member]
DisclosureOfLoansAndFinancingLineItems [Line Items]
Transaction date	26-Nov-20
Principal amount	R$ 10,000
Interest rate (p.a.)	10.69%
Maturity Date	19-May-23
New Funding [member] | Gol linhas aereas S.A. ("GLA") [member]
DisclosureOfLoansAndFinancingLineItems [Line Items]
Principal amount	R$ 704,172
Renegotiations On April 20, 2020 [member] | Gol linhas aereas S.A. ("GLA") [member]
DisclosureOfLoansAndFinancingLineItems [Line Items]
Transaction date	20-Apr-20
Principal amount	R$ 94,830
Interest rate (p.a.)	8.99%
Maturity Date	18-Aug-20
Renegotiations On May 8, 2020 [member] | Gol linhas aereas S.A. ("GLA") [member]
DisclosureOfLoansAndFinancingLineItems [Line Items]
Transaction date	08-May-20
Principal amount	R$ 105,903
Interest rate (p.a.)	CDI + 6.9%
Maturity Date	07-Aug-20
Renegotiations On June 18, 2020 [member] | Gol linhas aereas S.A. ("GLA") [member]
DisclosureOfLoansAndFinancingLineItems [Line Items]
Transaction date	18-Jun-20
Principal amount	R$ 21,195
Interest rate (p.a.)	8.52%
Maturity Date	20-Aug-20
Renegotiations On July 7, 2020 [member] | Gol linhas aereas S.A. ("GLA") [member]
DisclosureOfLoansAndFinancingLineItems [Line Items]
Transaction date	07-Jul-20
Principal amount	R$ 110,903
Interest rate (p.a.)	CDI + 6.9%
Maturity Date	07-Aug-20
Renegotiations On July 20, 2020 [member] | Gol linhas aereas S.A. ("GLA") [member]
DisclosureOfLoansAndFinancingLineItems [Line Items]
Transaction date	20-Jul-20
Principal amount	R$ 50,000
Interest rate (p.a.)	10.03%
Maturity Date	17-Nov-20
Renegotiations On August 7, 2020 [member] | Gol linhas aereas S.A. ("GLA") [member]
DisclosureOfLoansAndFinancingLineItems [Line Items]
Transaction date	07-Aug-20
Principal amount	R$ 44,361
Interest rate (p.a.)	CDI + 6.9%
Maturity Date	05-Nov-20
Renegotiations On August 10, 2020 [member] | Gol linhas aereas S.A. ("GLA") [member]
DisclosureOfLoansAndFinancingLineItems [Line Items]
Transaction date	10-Aug-20
Principal amount	R$ 10,013
Interest rate (p.a.)	8.60%
Maturity Date	30-Sep-20
Renegotiations On August 18, 2020 [member] | Gol linhas aereas S.A. ("GLA") [member]
DisclosureOfLoansAndFinancingLineItems [Line Items]
Transaction date	18-Aug-20
Principal amount	R$ 94,830
Interest rate (p.a.)	8.99%
Maturity Date	30-Sep-20
Renegotiations On August 31, 2020 [member] | Gol linhas aereas S.A. ("GLA") [member]
DisclosureOfLoansAndFinancingLineItems [Line Items]
Transaction date	31-Aug-20
Principal amount	R$ 114,666
Interest rate (p.a.)	CDI + 2.50%
Maturity Date	15-Mar-21
Renegotiations On September 2, 2020 [member] | Gol linhas aereas S.A. ("GLA") [member]
DisclosureOfLoansAndFinancingLineItems [Line Items]
Transaction date	02-Sep-20
Principal amount	R$ 37,640
Interest rate (p.a.)	10.03%
Maturity Date	01-Dec-20
Renegotiations On September 30, 2020 [member] | Gol linhas aereas S.A. ("GLA") [member]
DisclosureOfLoansAndFinancingLineItems [Line Items]
Transaction date	30-Sep-20
Principal amount	R$ 94,830
Interest rate (p.a.)	8.99%
Maturity Date	15-Dec-20
Renegotiations On September 30, 2020 [member] | Gol linhas aereas S.A. ("GLA") [member]
DisclosureOfLoansAndFinancingLineItems [Line Items]
Transaction date	30-Sep-20
Principal amount	R$ 10,013
Interest rate (p.a.)	8.60%
Maturity Date	15-Dec-20
Renegotiations On December 7, 2020 [member] | Gol linhas aereas S.A. ("GLA") [member]
DisclosureOfLoansAndFinancingLineItems [Line Items]
Transaction date	07-Dec-20
Principal amount	R$ 59,795
Interest rate (p.a.)	8.58%
Maturity Date	05-Mar-21
Renegotiations On December 15, 2020 [member] | Gol linhas aereas S.A. ("GLA") [member]
DisclosureOfLoansAndFinancingLineItems [Line Items]
Transaction date	15-Dec-20
Principal amount	R$ 94,830
Interest rate (p.a.)	8.99%
Maturity Date	15-Mar-21
Renegotiations On December 15, 2020 [member] | Gol linhas aereas S.A. ("GLA") [member]
DisclosureOfLoansAndFinancingLineItems [Line Items]
Transaction date	15-Dec-20
Principal amount	R$ 10,013
Interest rate (p.a.)	8.60%
Maturity Date	15-Mar-21
Renegotiations [member] | Gol linhas aereas S.A. ("GLA") [member]
DisclosureOfLoansAndFinancingLineItems [Line Items]
Principal amount	R$ 953,822